Offerings	Aug. 12, 2024 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2034
Amount Registered | shares	700,000,000
Proposed Maximum Offering Price per Unit	0.99005
Maximum Aggregate Offering Price	$ 693,035,000
Fee Rate	0.01476%
Amount of Registration Fee	$ 102,291.97
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-280982) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.”
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Other
Security Class Title	Guarantees of 2034 Notes
Maximum Aggregate Offering Price	$ 0
Amount of Registration Fee	$ 0
Offering Note	This registration fee table shall be deemed to update the “Calculation of Registration Fee” in the Company’s Registration Statement on Form S-3ASR (File No. 333-280982) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.”